Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation

15. Share-based compensation

The total share-based compensation expense recognized as continuing operating costs in the statement of comprehensive profit or loss for equity incentive units granted to Board Members, Executive Managers, employees and consultants has been recorded under the following headings:

	2024	2023	2022
Research and development	2,089	30,190	137,914
General and administration	173,194	250,010	539,794
Total share-based compensation for continuing operations	175,283	280,200	677,708

The total share-based compensation expense recognized as discontinued operating costs in the statement of comprehensive profit or loss under “net profit or loss from discontinued operations” for equity incentive units granted to Board Members, Executive Managers, employees and consultants has been recorded under the following headings:

	2024	2023	2022
Research and development	113,709	540,470	909,484
General and administration	213,972	973,797	2,094,881
Total share-based compensation for discontinued operations	327,681	1,514,267	3,004,365

As part of the Neurosterix Transaction executed on April 2, 2024, the accelerated vesting of equity incentive units of employees and Executive Managers transferred to Neurosterix Pharma Sàrl amounted to CHF 1.2 million and was included in the net gain of the sale of activities (note 23).

The share-based compensation expense recognized as discontinued operations decreased by CHF 1.5 million in 2023 compared to 2022 primarily due to the reduction of the strike price of equity incentive units executed in 2022.

Equity Sharing Certificate Equity Incentive Plan

On June 1, 2010, the Company established an equity incentive plan based on equity sharing certificates (“ESCs”) to provide incentives to Board Members, Executive Managers, employees and consultants of the Group. Each ESC provides the holder (i) a right to subscribe for 1,000 shares in the Company, and (ii) a right to liquidation proceeds equivalent to that of shareholders. All rights of the ESCs expire after their defined exercise period with the ownership of the ESCs reverting to the Group. ESCs granted are subject to certain vesting conditions based on the service period defined in each grant agreement. The holder of vested ESCs has the right to subscribe to shares at the subscription price if the underlying share price has reached the floor price. The floor and subscription price are defined by the Board of Directors in each grant agreement at the time of issuance. In the event of a change in control, all ESCs are automatically vested. The Group has no legal or constructive obligation to repurchase or settle ESCs in cash.

Movements in the number of share subscription rights attached to the ESCs outstanding are as follows:

	Average
	subscription
	prices / floor
	prices (CHF)	2022
At January 1	1.54	198,750
Exercised under the DSPPP	0.13	(198,750)
At December 31	—	—

At December 31, 2024, 2023 and 2022, there are no subscription rights attached to the ESCs.

Employee share option plans (ESOP)

The Company established an employee share option plan to provide incentives to directors, executives, employees and consultants of the Group.

During 2024, the Group granted 6,439,124 share options at an exercise price of CHF 0.05 with vesting over 4 years and a 10-year exercise period. Of these share options, 5,413,934 were granted to employees and Executive Managers transferred to Neurosterix Group on April 2, 2024 and the costs of the remaining vesting period were recognized as accelerated vesting under discontinued operations.

During 2023, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2023.

			Number of share	Number of
			options granted	share	Number of
			for continuing	options repriced	options exercised
	Strike price at	Expiry date at	and discontinued	to CHF 0.043 on	under
	grant date	grant date	operations	November 27 2023	the DSPPP
January 1, 2023	0.101	Dec. 31, 2032	436,677	—	—
May 12, 2023	0.13	May 11, 2033	12,736,209	12,736,209	12,527,235
July 1, 2023	0.106	June 30, 2033	147,695	—	—
Total 2023			13,320,581	12,736,209	12,527,235

In 2023, 13,320,581 share options were granted of which 12,736,209 were repriced at a strike price of CHF 0.043 on November 27, 2023 and 12,527,235 have been exercised the same day under the DSPPP. Of these share options, 12,521,055 were granted to employees transferred to Neurosterix Group on April 2, 2024 and the costs of the remaining vesting period were recognized as accelerated vesting under discontinued operations.

During 2022, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2022.

			Number of share	Number of	Number of
			options granted	share options	share options	Number of
			for continuing	repriced to	repriced to	options exercised
	Strike price at	Expiry date at	and discontinued	CHF 0.19 on	CHF 0.13 on	under
	grant date	grant date	operations	August 2 2022	October 5 2022	the DSPPP
April 12, 2022	1.00	April 11, 2032	3,840,657	3,840,657	3,840,657	3,738,258
April 12, 2022	1.00	Dec. 31, 2031	6,000	6,000	6,000	6,000
April 12, 2022	1.04	Dec. 31, 2031	49,713	—	—	—
May 2, 2022	1.00	May 1, 2032	6,000	6,000	6,000	6,000
October 5, 2022	0.13	Oct. 4, 2032	5,423,076	—	—	5,332,547
October 6, 2022	0.13	Oct. 5, 2032	2,677	—	—	2,677
December 29, 2022	0.20	June 30, 2032	108,955	—	—	—
Total 2022			9,437,078	3,852,657	3,852,657	9,085,482

In 2022, the Group granted 9,437,078 share options of which 3,852,657 were repriced at a strike price of CHF 0.13 on October 5, 2022 and 9,085,482 have been exercised on October 26, 2022 under the DSPPP.

Movements in the number of options outstanding are as follows:

	Average		Average		Average
	strike price		strike price		strike price
	(CHF)	2024	(CHF)	2023	(CHF)	2022
At January 1	0.32	1,570,346	0.55	777,000	2.01	8,615,885
Exercised under the DSPPP	—	—	0.043	(12,527,235)	0.13	(17,240,133)
Granted	0.05	6,439,124	0.13	13,320,581	0.49	9,437,078
Forfeited	0.05	(2,679)	—	—	1.00	(35,830)
At December 31	0.10	8,006,791	0.32	1,570,346	0.55	777,000

At December 31, 2024, of the outstanding 8,006,791 share options (respectively 2023: 1,570,346 and 2022: 777,000), 733,582 were exercisable (respectively 2023: 686,605 and 2022: 389,668).

The outstanding share options as at December 31, 2024 and 2023 have the following expiry dates:

At December 31, 2024	Range of strike prices (CHF)
Expiry date	0.043 to 0.106	0.13	0.14 to 0.99	1.00 to 3.00	Total
2025	—	—	25,000	4,687	29,687
2027	—	56,655	11,385	7,241	75,281
2028	—	59,530	26,085	5,292	90,907
2029	—	—	—	110,500	110,500
2030	—	10,000	—	44,854	54,854
2031	—	40,000	—	73,888	113,888
2032	436,677	192,928	108,955	—	738,560
2033	356,669	—	—	—	356,669
2034	6,436,445	—	—	—	6,436,445
Total	7,229,791	359,113	171,425	246,462	8,006,791

At December 31, 2023		Range of strike prices (CHF)
Expiry date	0.043 to 0.106	0.13	0.14 to 0.99	1.00 to 3.00	Total
2025	—	—	25,000	4,687	29,687
2027	—	56,655	11,385	7,241	75,281
2028	—	59,530	26,085	5,292	90,907
2029	—	—	—	110,500	110,500
2030	—	10,000	—	44,854	54,854
2031	—	40,000	—	73,888	113,888
2032	436,677	192,928	108,955	—	738,560
2033	356,669	—	—	—	356,669
Total	793,346	359,113	171,425	246,462	1,570,346

The weighted average fair value of share options granted during 2024 determined using a Black-Scholes model was CHF 0.035 (2023: CHF 0.08 and 2022: 0.18). The significant inputs to the model were:

	2024	2023	2022
Weighted average share price per share at the grant date	CHF 0.057	CHF 0.14	CHF 0.41
Weighted average strike price per share	CHF 0.050	CHF 0.13	CHF 0.49
Weighted average volatility (1)	64.62%	58.16%	50.34%
Weighted average expected option life (years)	6.25	6.25	6.25
Dividend yield	—	—	—
Weighted average annual risk-free rate	0.84%	0.86%	0.75%

(1) The expected volatility is based on historical share prices of the company

Deferred Strike Price Payment Plan (DSPPP)

The Group has implemented a staff retention plan which includes a DSPPP which encourages Board Members, Executive Managers and employees to exercise their share options or equity sharing certificates and become shareholders of the Company by allowing the deferral of the obligation to pay the strike price until the earlier of the sale of the shares or 10 years. Shares received through the exercise of unvested share options are subject to sales restrictions reflecting the remaining vesting period of exercised equity incentive units. In the event of a change of control, bankruptcy of the Company or forced sale of the shares at a price below the strike price, the deferred strike price payment obligation is waived. Under IFRS 2, the DSPPP is considered to be a non-recourse loan and consequently the options are deemed to be exercised on the date that the loan is repaid. Therefore, neither the shares nor the loan, are outstanding until either the options are exercised by paying the exercise price for the shares (repaying the loan) or the options expire entirely after 10 years without any remaining obligation from the option holders. The DSPPP is considered to be a modification of the equity incentive plan and consequently, the shares issued from the exercise of equity incentive units (“DSPPP Shares”) are recorded as treasury shares and associated share-based compensation is recognized over the remaining vesting period as if the equity incentive units had not been exercised. During the twelve-month period ending December 31, 2024, no options have been exercised through our DSPPP. During the twelve-month period ending December 31, 2023, 12,527,235 options have been exercised through our DSPPP. The modification of the equity incentive plan decreased the fair value by CHF 12,323. This decrease has not been recognized according to IFRS 2. During the twelve - month period ending December 31, 2022, 17,438,883 options have been exercised through our DSPPP and the resulting modification of the equity incentive plan increased the fair value by CHF 63,399 of which CHF 52,216 has been recognized in 2022.

Movements in the number of DSPPP shares are as follows:

	Average		Average		Average
	deferred strike		deferred strike		deferred strike
	price payment		price payment		price payment
	(CHF)	2024	(CHF)	2023	(CHF)	2022
At January 1	0.09	29,958,807	0.13	17,438,883	—	—
Forfeited	0.09	(8,539)	0.13	(7,311)	—	—
Granted - exercise of ESOP & ESC	—	—	0.043	12,527,235	0.13	17,438,883
At December 31	0.099	29,950,268	0.09	29,958,807	0.13	17,438,883

On November 27, 2023 and October 26, 2022, Board Members, Executive Managers and employees exercised 12,527,235 and 17,438,883 equity incentive units, respectively, at a strike price of CHF 0.043 and CHF 0.13, respectively. At December 31, 2024, of the 29,950,268 DSPPP shares (2023: 29,958,807, 2022: 17,438,883 DSPPP shares), 18,512,037 (2023: 12,573,975, 2022: 7,726,415) were not subjected to sales restrictions and 25,234,215 were related to employees and Executive Managers transferred to Neurosterix Group on April 2, 2024.

The DSPPP has the following expiry dates as at December 31, 2024 and 2023:

At December 31, 2024	Range of strike prices (CHF)
Expiry date	0.043	0.13	Total
2033	—	17,427,207	17,427,207
2034	12,523,061	—	12,523,061
Total	12,523,061	17,427,207	29,950,268

At December 31, 2023	Range of strike prices (CHF)
Expiry date	0.043	0.13	Total
2032	—	17,431,572	17,431,572
2033	12,527,235	—	12,527,235
Total	12,527,235	17,431,572	29,958,807